CREDIT FACILITY	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
CREDIT FACILITY [Text Block]
11.	CREDIT FACILITY

On July 24, 2012, the Company entered into a $75,000 revolving credit facility (“the Facility”), reducing over three years, with Scotia Capital. The purpose of the Facility was for general corporate purposes and was principally secured by a pledge of the Company’s equity interests in its material operating subsidiaries, including Refinadora Plata Guanaceví SA de CV, Minas Bolañitos SA de CV and Compania Minera del Cubo SA de CV. The Facility was subject to various qualitative and quantitative covenants, including a debt to EBITDA leverage ratio, an interest service coverage ratio and a tangible net worth calculation. During the year ended December 31, 2013, the Company extended the Facility until July 24, 2016.

On January 19, 2016, the Company signed an amended and restated credit facility (“the Amended Facility”) which became effective April 1, 2016 to convert the remaining outstanding balance under the existing revolving credit facility into a two year term loan amortized quarterly maturing on December 31, 2017. The Amended Facility remained principally secured by a pledge of the Company’s equity interests in its material operating subsidiaries, including Refinadora Plata Guanaceví SA de CV, Minas Bolañitos SA de CV and Compania Minera del Cubo SA de CV. The interest rate margin on the Facility is 4.5% over LIBOR and the Company paid a fee of $300 upon signing. The Facility was subject to various qualitative and quantitative covenants, including a debt to EBITDA leverage ratio, an interest service coverage ratio, a tangible net worth calculation, capital and exploration expenditure limits.

At December 31, 2017, the Amended Facility was fully repaid (December 31, 2016 - $9,000). The Company recognized $326 of interest expense during the year in finance costs (December 31, 2016 - $697).

The Company deferred commitment fees and legal costs of $1,411 which were recognized over the life of the Facility. For the year ended December 31, 2017, $303 of the deferred commitment fees and legal costs were amortized (December 31, 2016 - $280).